UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Destra Flaherty & Crumrine Preferred and Income Fund

Destra Granahan Small Cap Advantage Fund

Semi-Annual Report

March 31, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Destra Flaherty & Crumrine Preferred and Income Fund’s and Destra Granahan Small Cap Advantage Fund’s (each, a “Fund” and together, the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.destracapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from each Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) through the Fund’s transfer agent by calling toll-free at 844-9DESTRA (933-7872), or if you are a direct investor, by enrolling at www.destracapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 844-9DESTRA (933-7872) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Destra Fund Complex if you invest directly with the Fund.

Risk Disclosure
As of March 31, 2020 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-advisers’ control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in each Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 844-9DESTRA (933-7872) or access our website at www.destracapital.com.

Overview of Fund Expenses
As of March 31, 2020 (unaudited)

As a shareholder of the Destra Investment Trust, you incur management fees and other fund expenses. The expense examples below (the “Example”) are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Destra Flaherty & Crumrine Preferred and Income Fund	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratio(1)	Expenses Paid During Period 10/1/19 – 3/31/20(1)
Class I
Actual	$1,000.00	$ 871.00	1.17%	$ 5.48
Hypothetical (5% return before expenses)	1,000.00	1,019.14	1.17%	5.92
Class A
Actual	1,000.00	869.90	1.42%	6.64
Hypothetical (5% return before expenses)	1,000.00	1,017.97	1.42%	7.16
Class C
Actual	1,000.00	866.70	2.17%	10.14
Hypothetical (5% return before expenses)	1,000.00	1,014.14	2.17%	10.94
Destra Granahan Small Cap Advantage Fund	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratio(2)	Expenses Paid During Period(2) 10/1/19 – 3/31/20
Class I
Actual	$1,000.00	$ 903.80	1.50%	$ 7.12
Hypothetical (5% return before expenses)	1,000.00	1,017.53	1.50%	7.55
Class A
Actual	1,000.00	901.70	1.75%	8.34
Hypothetical (5% return before expenses)	1,000.00	1,016.21	1.75%	8.84

1      Expenses are equal to the Destra Flaherty & Crumrine Preferred and Income Fund’s annualized expense ratios for the period October 1, 2019 through March 31, 2020, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2      Expenses are equal to the Destra Granahan Small Cap Advantage Fund’s annualized expense ratio for the period October 1, 2019 through March 31, 2020, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of March 31, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 75.3%
	BANKS – 37.0%
28,600	BancorpSouth Bank, 5.500%, Series A(1)	Ba1	$607,464
	Bank of America Corp.
350,000	5.875% to 03/15/28 then 3-Month USD Libor + 2.931%, Series FF(1)	Baa3	354,954
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(1)	Baa3	505,348
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(1)	Baa3	2,031,390
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(1)	Baa3	262,709
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(1)	Baa3	4,777,020
290,945	Capital One Financial Corp., 5.000%, Series I(1)	Baa3	5,833,447
	Citigroup, Inc.
1,125,000	4.700% to 01/30/25 then SOFR + 3.234%, Series V(1)	Ba1	965,784
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(1)	Ba1	4,420,669
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(1)	Ba1	1,743,920
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(1)	Ba1	2,789,370
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(1)	Ba1	424,596
150,000	Citizens Financial Group, Inc.,
	6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(1)	BB+(2)	3,577,500
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1)(3)	BBB+(2)	1,203,700
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1)(3)	BBB+(2)	832,692
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1)(3)	BBB+(2)	495,000
	Fifth Third Bancorp
45,761	6.000%, Series A(1)	Baa3	1,078,129
24,516	6.625% to 12/31/23 then 3-Month USD Libor + 3.710%, Series I(1)	Baa3	627,119
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
20,800	First Citizens BancShares, Inc., 5.375%, Series A(1)	Baa3	$470,704
8,000	First Horizon National Corp., 6.200%, Series A(1)	Ba2	187,040
	Goldman Sachs Group, Inc.
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(1)	Ba1	773,531
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(1)	Ba1	2,226,737
600,000	5.500% to 08/10/24 then USD 5 Year Tsy + 3.623%, Series Q(1)	Ba1	577,083
103,105	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(1)	Ba1	2,683,823
49,593	Huntington Bancshares, Inc., 6.250%, Series D(1)	Baa3	1,212,053
	JPMorgan Chase & Co.
490	4.750%, Series GG(1)	Baa2	11,412
1,450,000	5.229%, 3-Month USD Libor + 3.320%, Series V(1)(4)	Baa2	1,261,130
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(1)	Baa3	3,256,923
25,277	5.625%, Series G(1)	Baa3	610,440
30,425	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(1)	Baa3	760,625
850,000	Lloyds Bank PLC, 12.000% to 12/16/24 then 3-Month USD Libor + 11.756%(1)(3)	Baa3	938,817
700,000	M&T Bank Corp., 6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(1)	Baa2	664,927
15,000	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(1)	NR(5)	314,850
	Morgan Stanley
25,000	4.875%, Series L(1)	Ba1	589,250
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(1)	Ba1	4,227,673
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(1)	Ba1	606,443

See accompanying Notes to Financial Statements

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(1)	Ba1	$4,219,425
165,285	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(1)	Ba2	3,616,436
106,311	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(1)	Ba1	2,494,056
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(1)	Ba1	2,126,750
74,300	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(1)	Ba1	1,780,971
1,250	Sovereign Real Estate Investment Trust, 12.000%, Series A(1)(3)	Ba1	1,322,144
20,402	Sterling Bancorp, 6.500%, Series A(1)	Ba2	458,908
46,000	Synchrony Financial, 5.625%, Series A(1)	BB-(2)	784,760
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(1)	BB-(2)	2,628,797
72,679	Texas Capital Bancshares, Inc., 6.500%, Series A(1)	Ba2	1,537,161
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3-Month USD Libor + 4.088%, Series B(1)	NR(5)	285,000
	Truist Financial Corp.
1,098,000	4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(1)	Baa2	945,043
2,569,000	5.050% to 06/15/22 then 3-Month USD Libor + 3.102%, Series L(1)	Baa2	2,287,206
	Valley National Bancorp
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(1)	BB(2)	41,876
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(1)	BB(2)	750,432
8,440,000	Wachovia Capital Trust III, 5.570%, 3-Month USD Libor + 0.930%, Series I(1)(4)	Baa2	8,199,629
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	Wells Fargo & Co.
12,700	5.850% to 09/15/23 then 3-Month USD Libor + 3.090%, Series Q(1)	Baa2	$309,245
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(1)	Baa2	1,581,437
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(1)	Baa2	530,200
267	7.500%, Series L(1)(6)	Baa2	340,163
	Zions Bancorp NA
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(1)	BB+(2)	41,731
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G(1)	BB+(2)	48,500
			90,234,142
	FINANCIAL SERVICES – 1.3%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(3)	Ba1	376,448
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba2	1,074,277
590,000	E*TRADE Financial Corp., 5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series B(1)	Ba2	531,289
	General Motors Financial Co., Inc.
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(1)	Ba2	353,256
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(1)	Ba2	415,047
21,000	Stifel Financial Corp., 6.250%, Series B(1)	BB-(2)	508,620
			3,258,937
	INSURANCE – 18.2%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,520,258
95,600	Allstate Corp., 5.100%, Series H(1)	Baa2	2,208,360
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(1)	BB(2)	1,466,480

See accompanying Notes to Financial Statements

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa2	$1,778,869
	Arch Capital Group, Ltd.
13,000	5.250%, Series E(1)	Baa3	298,220
22,247	5.450%, Series F(1)	Baa3	494,996
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(1)	Baa3	513,500
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(1)	Baa3	419,197
88,000	Athene Holding, Ltd., 6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(1)	BBB-(2)	1,999,360
183,598	Axis Capital Holdings, Ltd., 5.500%, Series E(1)	Baa3	4,011,616
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	635,127
100,435	Delphi Financial Group, Inc., 4.882%, 3-Month USD Libor + 3.190%, 05/15/37(4)	BBB (2)	2,284,896
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(1)	BB+(2)	995,168
196,000	Everest Reinsurance Holdings, Inc., 4.077%, 3-Month USD Libor + 2.385%, 05/15/37(4)	Baa2	143,576
7,103,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(3)	Baa3	7,550,880
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(3)	Baa2	2,008,441
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	2,699,744
	PartnerRe, Ltd.
141,098	5.875%, Series I(1)	Baa2	3,303,104
42,701	7.250%, Series H(1)	Baa2	1,062,828
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	4,686,142
100,476	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	2,316,977
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
1,175,000	SBL Holdings, Inc., 7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(3)	BB(2)	$765,219
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(1)	Ba2	529,230
28,768	W.R. Berkley Corp., 5.750%, 06/01/56	Baa2	633,184
			44,325,372
	UTILITIES – 12.3%
41,000	Algonquin Power & Utilities Corp., 6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 19-A	BB+(2)	963,500
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(1)	Ba1	517,249
109,000	CMS Energy Corp., 5.875%, 03/01/79	Baa2	2,752,250
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	4,146,372
2,000,000	Duke Energy Corp., 4.875% to 09/16/24 then USD 5 Year Tsy + 3.388%, Series B(1)	Baa3	1,681,390
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 16-A	Ba2	2,548,564
79,020	Integrys Holding, Inc., 6.000% to 08/01/23 then 3-Month USD Libor + 3.220%, 08/01/73	Baa2	1,797,705
2,185,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	2,017,745
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(1)	Ba1	253,790
39,250	SCE Trust II, 5.100%, Series G(1)	Ba1	861,930
119,974	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(1)	Ba1	2,286,704
192,087	SCE Trust VI, 5.000%, Series L(1)	Ba1	3,939,704

See accompanying Notes to Financial Statements

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
1,140,000	Southern California Edison Co., 6.250% to 02/01/22 then 3-Month USD Libor + 4.199%, Series E(1)	Ba1	$1,094,753
225,000	Southern Co., 4.950%, 01/30/80, Series 2020A	Baa3	5,037,750
4,866	Spire, Inc., 5.900%, Series A(1)	Ba1	121,455
			30,020,861
	ENERGY – 4.2%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(1)	B1	522,268
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(1)	B1	35,490
1,252,000	Enbridge, Inc., 6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 16-A	Ba1	928,665
	Energy Transfer Operating LP
362,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(1)	Ba2	218,315
203,430	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(1)	Ba2	2,563,218
155,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(1)	Ba2	1,929,583
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(1)	Ba2	20,320
1,765,000	MPLX LP, 6.875% to 02/15/23 then 3-Month USD Libor + 4.652%, Series B(1)	BB+(2)	1,077,515
	Transcanada Trust
725,000	5.300% to 03/15/27 then 3-Month USD Libor + 3.208%, 03/15/77, Series 17-A	Baa3	541,753
1,825,000	5.500% to 09/15/29 then 3-Month USD Libor + 4.154%, 09/15/79	Baa3	1,399,310
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A	Baa3	1,058,731
			10,295,168
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	MISCELLANEOUS – 1.7%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(3)	BBB+(2)	$333,702
450,000	BHP Billiton Finance USA, Ltd., 6.750% to 10/19/25 then USD 5 Year Swap + 5.093%, 10/19/75(3)	Baa1	477,902
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(3)	BB(2)	623,214
3,115,000	8.000%, Series A(1)(3)	BB(2)	2,819,075
			4,253,893
	COMMUNICATIONS – 0.6%
33,000	AT&T, Inc., 4.750%, Series C(1)	Ba1	699,600
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	749,261
			1,448,861

	TOTAL PREFERRED SECURITIES (Cost $207,795,914)		183,837,234

	CONTINGENT CAPITAL SECURITIES – 20.3%
	BANKS – 19.0%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(3)	Baa2	4,136,890
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(1)	Ba2	1,913,119
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%(1)	Ba2	620,556
	Banco Mercantil del Norte SA
360,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(3)	Ba2	274,954
640,000	7.625% to 01/06/28 then USD 10 Year Tsy + 5.353%(1)(3)	Ba2	491,408
	Barclays PLC
8,247,000	7.875% to 03/15/22 then USD 5 Year Swap + 6.772%(1)	Ba2	7,587,240
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(1)	Ba2	649,666

See accompanying Notes to Financial Statements

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(3)	Baa3	$497,670
	BNP Paribas SA
1,350,000	4.500% to 02/25/30 then USD 5 Year Tsy + 2.944%(1)(3)	Ba1	1,040,344
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(3)	Ba1	2,867,085
1,000,000	7.625% to 03/30/21 then USD 5 Year Swap + 6.314%(1)(3)	Ba1	976,875
500,000	Credit Agricole SA, 8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(3)	Baa3	518,136
	Credit Suisse Group AG
500,000	5.100% to 01/24/30 then USD 5 Year Tsy + 3.293%(1)(3)	Ba2	386,875
1,100,000	6.375% to 08/21/26 then USD 5 Year Tsy + 4.828%(1)(3)	Ba2	966,388
500,000	7.250% to 09/12/25 then USD 5 Year Tsy + 4.332%(1)(3)	Ba2	454,098
	HSBC Holdings PLC
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(1)	Baa3	308,209
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(1)	Baa3	795,443
4,918,000	6.875% to 06/01/21 then USD 5 Year Swap + 5.514%(1)	Baa3	4,832,599
4,885,000	ING Groep, 6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(1)	Ba1	4,224,304
1,700,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(1)	Baa3	1,529,141
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(3)	Ba1	1,378,278
	Societe Generale SA
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(3)	Ba2	208,641
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238%(1)(3)	Ba2	$3,237,412
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1)(3)	Ba2	686,771
	Standard Chartered PLC
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301%(1)(3)	Ba1	4,140,843
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(1)(3)	Ba1	245,748
1,600,000	UBS Group Funding Switzerland AG, 7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1)(3)	Ba1	1,505,112
			46,473,805
	FINANCIAL SERVICES – 0.1%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(1)	B1	268,800

	INSURANCE – 1.2%
3,150,000	QBE Insurance Group, Ltd., 7.500% to 11/24/23 then USD 5 Year Swap + 6.030%, 11/24/43(3)	Baa1	2,934,855

	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $55,753,473)		49,677,460

	CORPORATE DEBT SECURITIES – 1.3%
	BANKS – 0.8%
100,000	CIT Group, Inc., 6.125%, 03/09/28	Ba1	94,854
84,800	Texas Capital Bancshares, Inc., 6.500%, 09/21/42	Baa3	1,813,024
			1,907,878
	FINANCIAL SERVICES – 0.1%
11,000	B. Riley Financial, Inc., 7.500%, 05/31/27	NR(5)	206,580

	COMMUNICATIONS – 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	257,929
36,585	6.750%, 06/15/57	Ba2	761,700
			1,019,629

	TOTAL CORPORATE DEBT SECURITIES (Cost $3,699,332)		3,134,087

See accompanying Notes to Financial Statements

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)
Shares or Principal Amount		Value
	SHORT-TERM INVESTMENTS – 2.3%
	MONEY MARKET FUND – 2.3%
5,626,404	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.260%(7)	$5,626,404
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,626,404)	5,626,404
	TOTAL INVESTMENTS – 99.2%
	(Cost $272,875,123)	242,275,185
	Other Assets In Excess Of Liabilities – 0.8%	1,877,757
	TOTAL NET ASSETS – 100.0%	$244,152,942

(1)     Security is perpetual in nature with no stated maturity date.

(2)     Standard & Poor’s Rating.

(3)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At March 31, 2020 the total value of these securities was $46,695,615 representing 19.1% of net assets.

(4)     The interest rate shown reflects the rate in effect as of March 31, 2020.

(5)     Security is unrated by Mood’s, S&P and Fitch.

(6)     Convertible security.

(7)     The rate is the annualized seven-day yield as of March 31, 2020.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

Summary by Country	Value	% of Net Assets
Australia	$8,927,925	3.7%
Bermuda	13,097,989	5.4
Canada	7,440,521	3.0
France	9,535,265	3.9
Germany	268,800	0.1
Mexico	1,264,032	0.5
Netherlands	5,298,581	2.2
Spain	2,533,675	1.0
Switzerland	3,312,473	1.4
United Kingdom	21,776,967	8.9
United States	168,818,957	69.1
Total Investments	242,275,185	99.2
Other Assets in Excess of Liabilities	1,877,757	0.8
Net Assets	$244,152,942	100.0%
See accompanying Notes to Financial Statements

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2020. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$50,601,010	$39,633,132	$—	$90,234,142
Financial Services	508,620	2,750,317	—	3,258,937
Insurance	20,252,220	24,073,152	—	44,325,372
Utilities	15,963,294	14,057,567	—	30,020,861
Energy	4,548,612	5,746,556	—	10,295,168
Miscellaneous	—	4,253,893	—	4,253,893
Communications	699,600	749,261	—	1,448,861
Contingent Capital Securities
Banks	—	46,473,805	—	46,473,805
Financial Services	—	268,800	—	268,800
Insurance	—	2,934,855	—	2,934,855
Corporate Debt Securities
Banks	1,813,024	94,854	—	1,907,878
Financial Services	206,580	—	—	206,580
Communications	1,019,629	—	—	1,019,629
Short-Term Investments
Money Market Fund	5,626,404	—	—	5,626,404
Total Investments in Securities	$101,238,993	$141,036,192	$—	$242,275,185

See accompanying Notes to Financial Statements

Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of March 31, 2020 (unaudited)
Shares		Value
	COMMON STOCKS – 94.6%
	COMMUNICATIONS – 6.4%
	ADVERTISING – 1.0%
146	Trade Desk, Inc., Class A(1)	$28,178

	INTERNET – 5.4%
565	8x8, Inc.(1)	7,831
1,444	Etsy, Inc.(1)	55,507
716	EverQuote, Inc., Class A(1)	18,795
4,548	Limelight Networks, Inc.(1)	25,924
793	Liquidity Services, Inc.(1)	3,077
445	Mimecast, Ltd.(1)	15,708
229	Q2 Holdings, Inc.(1)	13,525
3,592	Rubicon Project, Inc.(1)	19,936
918	RumbleON, Inc., Class B(1)	192
		160,495
	TELECOMMUNICATIONS – 0.0%
25	NeoPhotonics Corp.(1)	181
	TOTAL COMMUNICATIONS	188,854

	CONSUMER, CYCLICAL – 5.9%
	AUTO PARTS & EQUIPMENT – 2.9%
1,111	Douglas Dynamics, Inc.	39,452
768	Gentherm, Inc.(1)	24,115
1,805	Motorcar Parts of America, Inc.(1)	22,707
		86,274
	DISTRIBUTION/WHOLESALE – 0.6%
2,227	Titan Machinery, Inc.(1)	19,352

	HOME FURNISHINGS – 0.1%
730	Casper Sleep, Inc.(1)	3,132

	LEISURE TIME – 0.4%
2,754	OneSpaWorld Holdings, Ltd.	11,181

	RETAIL – 1.9%
1,123	Lovesac Co.(1)	6,547
1,992	MarineMax, Inc.(1)	20,757
874	Rush Enterprises, Inc., Class A	27,898
		55,202
	TOTAL CONSUMER, CYCLICAL	175,141

	CONSUMER, NON-CYCLICAL – 36.7%
	BIOTECHNOLOGY – 10.4%
396	Acceleron Pharma, Inc.(1)	35,588
239	Argenx SE, ADR(1)	31,483
1,040	Autolus Therapeutics PLC, ADR(1)	6,230
284	Beam Therapeutics, Inc.(1)	5,112
112	CRISPR Therapeutics AG(1)	4,750
750	CytomX Therapeutics, Inc.(1)	5,752
178	Editas Medicine, Inc.(1)	3,530
834	Esperion Therapeutics, Inc.(1)	26,296
500	Exact Sciences Corp.(1)	29,000
396	Frequency Therapeutics, Inc.(1)	7,053
536	Genfit, ADR(1)	7,724
3,117	Harvard Bioscience, Inc.(1)	6,889
Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	BIOTECHNOLOGY (continued)
1,036	Immunomedics, Inc.(1)	$13,965
1,331	Insmed, Inc.(1)	21,336
176	Intercept Pharmaceuticals, Inc.(1)	11,081
783	Iterum Therapeutics plc(1)	2,122
2,805	Kindred Biosciences, Inc.(1)	11,220
532	MacroGenics, Inc.(1)	3,096
1,783	NeoGenomics, Inc.(1)	49,229
328	Sangamo Therapeutics, Inc.(1)	2,089
615	Veracyte, Inc.(1)	14,951
248	Xencor, Inc.(1)	7,410
		305,906
	COMMERCIAL SERVICES – 15.9%
813	2U, Inc.(1)	17,252
3,577	Alta Equipment Group, Inc.(1)	15,274
178	Bright Horizons Family Solutions, Inc.(1)	18,156
3,009	Chegg, Inc.(1)	107,662
170	CoStar Group, Inc.(1)	99,826
139	Grand Canyon Education, Inc.(1)	10,604
511	HealthEquity, Inc.(1)	25,851
1,008	Paylocity Holding Corp.(1)	89,027
934	ShotSpotter, Inc.(1)	25,666
423	Strategic Education, Inc.	59,118
		468,436
	HEALTHCARE-PRODUCTS – 5.4%
786	AtriCure, Inc.(1)	26,402
632	BioLife Solutions, Inc.(1)	6,004
762	Cardiovascular Systems, Inc.(1)	26,830
532	CONMED Corp.	30,467
2,108	Oxford Immunotec Global PLC(1)	19,520
528	Repligen Corp.(1)	50,973
		160,196
	HEALTHCARE-SERVICES – 2.7%
951	Ensign Group, Inc.	35,767
282	Teladoc Health, Inc.(1)	43,713
		79,480
	PHARMACEUTICALS – 2.3%
1,801	Cidara Therapeutics, Inc.(1)	4,466
318	Enanta Pharmaceuticals, Inc.(1)	16,355
2,017	Flexion Therapeutics, Inc.(1)	15,874
194	Intellia Therapeutics, Inc.(1)	2,373
842	Jounce Therapeutics, Inc.(1)	3,999
404	Pacira BioSciences, Inc.(1)	13,546
2,259	Paratek Pharmaceuticals, Inc.(1)	7,116
548	Spero Therapeutics, Inc.(1)	4,428
		68,157
	TOTAL CONSUMER, NON-CYCLICAL	1,082,175

See accompanying Notes to Financial Statements

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)
Shares		Value
	COMMON STOCKS (continued)
	ENERGY – 2.4%
	ENERGY-ALTERNATE SOURCES – 1.7%
1,530	Enphase Energy, Inc.(1)	$49,404

	OIL & GAS SERVICES – 0.7%
935	DMC Global, Inc.	21,514
	TOTAL ENERGY	70,918

	FINANCIAL – 5.4%
	INSURANCE – 3.5%
734	eHealth, Inc.(1)	103,362

	PRIVATE EQUITY – 0.6%
1,148	Victory Capital Holdings, Inc., Class A	18,782

	REITS – 1.3%
482	Innovative Industrial Properties, Inc.	36,598
	TOTAL FINANCIAL	158,742

	INDUSTRIAL – 14.1%
	ELECTRONICS – 1.9%
1,841	Fluidigm Corp.(1)	4,676
738	OSI Systems, Inc.(1)	50,863
		55,539
	ENGINEERING & CONSTRUCTION – 0.5%
619	Dycom Industries, Inc.(1)	15,877

	HAND/MACHINE TOOLS – 1.0%
2,125	Luxfer Holdings PLC	30,048

	MACHINERY-DIVERSIFIED – 1.7%
533	Chart Industries, Inc.(1)	15,446
1,411	Columbus McKinnon Corp.	35,275
		50,721
	METAL FABRICATE/HARDWARE – 2.2%
923	Lawson Products, Inc.(1)	24,663
342	RBC Bearings, Inc.(1)	38,574
		63,237
	MISCELLANEOUS MANUFACTURING – 5.8%
1,761	Axon Enterprise, Inc.(1)	124,626
382	John Bean Technologies Corp.	28,371
492	Materion Corp.	17,225
		170,222
	TRANSPORTATION – 1.0%
1,703	CryoPort, Inc.(1)	29,070
	TOTAL INDUSTRIAL	414,714

	TECHNOLOGY – 23.7%
	COMPUTERS – 4.7%
248	Globant SA(1)	21,794
1,573	Kornit Digital, Ltd.(1)	39,152
Shares		Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
	COMPUTERS (continued)
316	Rapid7, Inc.(1)	$13,692
1,670	Virtusa Corp.(1)	47,428
274	Zscaler, Inc.(1)	16,676
		138,742
	SEMICONDUCTORS – 4.0%
2,272	Brooks Automation, Inc.	69,296
486	CEVA, Inc.(1)	12,116
669	Onto Innovation, Inc.(1)	19,850
191	Power Integrations, Inc.	16,871
		118,133
	SOFTWARE – 15.0%
746	1Life Healthcare, Inc.(1)	13,540
714	Cornerstone OnDemand, Inc.(1)	22,669
288	Coupa Software, Inc.(1)	40,242
368	Dropbox, Inc., Class A(1)	6,661
1,005	Evolent Health, Inc., Class A(1)	5,457
198	HubSpot, Inc.(1)	26,372
4,444	LivePerson, Inc.(1)	101,101
340	Paycom Software, Inc.(1)	68,683
2,559	Pluralsight, Inc., Class A(1)	28,098
344	PROS Holdings, Inc.(1)	10,674
1,835	Sprout Social, Inc.(1)	29,287
1,606	SPS Commerce, Inc.(1)	74,695
529	Upland Software, Inc.(1)	14,188
		441,667
	TOTAL TECHNOLOGY	698,542

	TOTAL COMMON STOCKS (Cost $3,178,352)	2,789,086

	SHORT-TERM INVESTMENTS – 4.3%
	MONEY MARKET FUND – 4.3%
126,266	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.260%(2)	126,266

	TOTAL SHORT-TERM INVESTMENTS (Cost $126,266)	126,266

	TOTAL INVESTMENTS – 98.9% (Cost $3,304,618)	2,915,352
	Other Assets in Excess of Liabilities – 1.1%	32,427
	TOTAL NET ASSETS – 100.0%	$2,947,779

(1)     Non-income producing security.

(2)     The rate is the annualized seven-day yield as of March 31, 2020.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation

See accompanying Notes to Financial Statements

Destra Granahan Small Cap Advantage Fund
Summary of Investments
As of March 31, 2020 (unaudited)
Summary by Industry Group	Value	% of Net Assets
Common Stocks
Advertising	$28,178	1.0%
Auto Parts & Equipment	86,274	2.9
Biotechnology	305,906	10.4
Commercial Services	468,436	15.9
Computers	138,742	4.7
Distribution/Wholesale	19,352	0.6
Electronics	55,539	1.9
Energy-Alternate Sources	49,404	1.7
Engineering & Construction	15,877	0.5
Hand/Machine Tools	30,048	1.0
Healthcare-Products	160,196	5.4
Healthcare-Services	79,480	2.7
Home Furnishings	3,132	0.1
Insurance	103,362	3.5
Internet	160,495	5.4
Leisure Time	11,181	0.4
Machinery-Diversified	50,721	1.7
Summary by Industry Group	Value	% of Net Assets
Metal Fabricate/Hardware	$63,237	2.2%
Miscellaneous Manufacturing	170,222	5.8
Oil & Gas Services	21,514	0.7
Pharmaceuticals	68,157	2.3
Private Equity	18,782	0.6
REITS	36,598	1.3
Retail	55,202	1.9
Semiconductors	118,133	4.0
Software	441,667	15.0
Telecommunications	181	0.0
Transportation	29,070	1.0
Total Common Stocks	2,789,086	94.6
Short-Term Investments
Money Market Fund	126,266	4.3
Total Short-Term Investments	126,266	4.3
Total Investments	2,915,352	98.9
Other Assets in Excess of Liabilities	32,427	1.1
Total Net Assets	$2,947,779	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2020. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,789,086	$—	$—	$2,789,086
Short-Term Investments	126,266	—	—	126,266
Total Investments in Securities	$2,915,352	$—	$—	$2,915,352

See accompanying Notes to Financial Statements

Statements of Assets and Liabilities
March 31, 2020 (unaudited)
	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Granahan Small Cap Advantage Fund
Assets:
Investments, at value (cost $272,875,123 and $3,304,618, respectively)	$242,275,185	$2,915,352
Receivables:
Interest	1,872,887	148
Dividends	456,518	814
Capital shares sold	177,381	—
Investment securities sold	—	798
Service provider deferral fees due from adviser (see note 3)	—	18,655
Deferred offering costs (see note 4)	—	40,216
Prepaid expenses	50,172	25,199
Total assets	244,832,143	3,001,182

Liabilities:
Payables:
Capital shares redeemed	345,717	—
Management fees payable (see note 3)	165,114	15,408
Transfer agent fees and expenses	81,798	5,735
Distribution fees	29,960	325
Professional fees	25,096	10,431
Accounting and administrative fees	16,756	3,149
Custody fees	5,670	11,222
Chief compliance officer fees	3,979	51
Investment securities purchased	—	6,849
Accrued other expenses	5,111	233
Total liabilities	679,201	53,403
Net assets	$244,152,942	$2,947,779

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$277,051,817	$3,960,316
Total accumulated deficit	(32,898,875)	(1,012,537)
Net assets	$244,152,942	$2,947,779

Net assets:
Class I	$190,136,121	$1,384,343
Class A	28,103,911	1,563,436
Class C	25,912,910	—

Shares outstanding:
Class I	12,199,656	165,655
Class A	1,796,190	187,199
Class C	1,648,580	—

Net asset value per share:
Class I	$15.59	$8.36
Class A	15.65	8.35
Maximum offering price per share(1)	16.39	8.74
Class C	15.72	—

(1)   Include a sales charge of 4.50%.

See accompanying Notes to Financial Statements

Statements of Operations
For the Six Months Ended March 31, 2020 (unaudited)
	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Granahan Small Cap Advantage Fund
Investment income:
Interest income	$4,513,129	$1,415
Dividend income	3,301,636	4,520
Total investment income	7,814,765	5,935

Expenses:
Management fees (see note 3)	1,036,745	20,424
Transfer agent fees and expenses	211,523	16,874
Accounting and administrative fees	113,803	19,442
Professional fees	63,699	8,925
Trustee fees	45,403	225
Registration fees	31,975	24,074
Chief financial officer fees	27,629	339
Chief compliance officer fees	24,233	318
Shareholder reporting fees	20,761	646
Custody fees	15,264	31,527
Insurance expense	12,842	—
Offering costs (see note 4)	—	56,612
Distribution fees Class C (see note 5)	148,138	—
Distribution fees Class A (see note 5)	42,985	1,283
Other expenses	16,208	165
Total expenses:	1,811,208	180,854
Service provider deferral fees (see note 3)	—	(18,655)
Contractual expenses waived and reimbursed from adviser (see note 3)	—	(133,065)
Net expenses	1,811,208	29,134
Net investment income (loss)	6,003,557	(23,199)

Net realized and unrealized gain (loss):
Net realized loss on:
Investments	(1,542,335)	(604,553)
Net change in unrealized depreciation on:
Investments	(44,094,278)	(335,626)
Net realized and unrealized loss	(45,636,613)	(940,179)
Net decrease in net assets resulting from operations	$(39,633,056)	$(963,378)
See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Destra Flaherty & Crumrine Preferred and Income Fund		Destra Granahan Small Cap Advantage Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)
Increase (decrease) in net assets resulting from operations
Net investment income (loss)	$6,003,557	$10,122,691	$(23,199)	$(1,339)
Net realized gain (loss) on investments	(1,542,335)	110,083	(604,553)	(6,581)
Net change in unrealized appreciation (depreciation)	(44,094,278)	11,010,989	(335,626)	(53,640)
Net increase (decrease) in net assets resulting from operations	(39,633,056)	21,243,763	(963,378)	(61,560)

Distributions to shareholders:
Class I	(5,936,581)	(9,222,883)	—	—
Class A	(900,275)	(1,570,678)	—	—
Class C	(674,307)	(1,315,727)	—	—
Total distributions to shareholders	(7,511,163)	(12,109,288)	—	—

Capital transactions:
Proceeds from shares sold:
Class I	72,125,179	91,812,363	2,664,200	1,146,464
Class A	12,170,574	15,771,993	1,685,009	228,420
Class C	3,817,875	3,243,740	—	—

Reinvestment of distributions:
Class I	4,725,524	7,349,757	—	—
Class A	721,192	1,276,078	—	—
Class C	511,331	989,922	—	—

Cost of shares redeemed:
Class I	(44,796,956)	(69,711,175)	(1,744,075)	—
Class A	(13,037,113)	(14,975,319)	(7,301)	—
Class C	(2,676,003)	(6,110,898)	—	—
Net increase in net assets from capital transactions	33,561,603	29,646,461	2,597,833	1,374,884
Total increase (decrease) in net assets	(13,582,616)	38,780,936	1,634,455	1,313,324

Net assets:
Beginning of period	257,735,558	218,954,622	1,313,324	—
End of period	$244,152,942	$257,735,558	$2,947,779	$1,313,324

Capital share transactions:
Shares sold:
Class I	4,020,648	5,250,467	265,623	118,224
Class A	655,653	887,082	164,095	23,758
Class C	206,501	182,139	—	—

Shares reinvested:
Class I	262,863	423,303	—	—
Class A	39,776	73,418	—	—
Class C	28,204	57,036	—	—

Shares redeemed:
Class I	(2,654,347)	(4,014,621)	(218,192)	—
Class A	(743,935)	(859,130)	(654)	—
Class C	(152,031)	(348,133)	—	—
Net increase from capital share transactions	1,663,332	1,651,561	210,872	141,982

(1)   Reflects operations for the period from August 8, 2019 (commencement of operations) to September 30, 2019.

See accompanying Notes to Financial Statements

Financial Highlights
for a share of common stock outstanding throughout the periods indicated
Destra Flaherty & Crumrine Preferred and Income Fund
											Ratios to average net assets(1)
Period ending September 30,	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Redemption fees	Net asset value, end of period	Total return(3),(4)	Gross expenses	Net expenses(5)	Net investment income(5)	Net assets, end of period (in thousands)	Portfolio turnover rate(4)
Class I
2020(6)	$18.41	$0.41	$(2.72)	$(2.31)	$(0.40)	$(0.11)	$(0.51)	$—	$15.59	(12.90)%	1.17%	1.17%	4.49%	$190,136	13%
2019	17.73	0.84	0.86	1.70	(0.86)	(0.16)	(1.02)	—	18.41	10.13	1.22	1.22	4.75	194,583	18
2018	18.68	0.83	(0.83)	0.00	(0.85)	(0.10)	(0.95)	—	17.73	0.02	1.18	1.18	4.59	158,002	7
2017	18.14	0.82	0.53	1.35	(0.81)	—	(0.81)	—	18.68	7.70	1.25	1.25	4.48	194,525	18
2016	17.00	0.83	1.03	1.86	(0.73)	—	(0.73)	0.01	18.14	11.24	1.19	1.19	4.75	129,427	13
2015	16.86	0.88	0.06	0.94	(0.82)	—	(0.82)	0.02	17.00	5.77	1.47	1.22	5.10	29,417	29
Class A
2020(6)	18.48	0.39	(2.73)	(2.34)	(0.38)	(0.11)	(0.49)	—	15.65	(13.01)	1.42	1.42	4.21	28,104	13
2019	17.79	0.80	0.87	1.67	(0.82)	(0.16)	(0.98)	—	18.48	9.88	1.47	1.47	4.51	34,088	18
2018	18.75	0.79	(0.85)	(0.06)	(0.80)	(0.10)	(0.90)	—	17.79	(0.29)	1.43	1.43	4.29	31,021	7
2017	18.20	0.77	0.55	1.32	(0.77)	—	(0.77)	—	18.75	7.46	1.50	1.50	4.24	67,639	18
2016	17.07	0.78	1.03	1.81	(0.68)	—	(0.68)	—	18.20	10.84	1.46	1.46	4.46	78,613	13
2015	16.94	0.84	0.06	0.90	(0.77)	—	(0.77)	—	17.07	5.38	2.12	1.50	4.86	21,718	29
Class C
2020(6)	18.56	0.32	(2.74)	(2.42)	(0.31)	(0.11)	(0.42)	—	15.72	(13.33)	2.17	2.17	3.48	25,913	13
2019	17.87	0.67	0.87	1.54	(0.69)	(0.16)	(0.85)	—	18.56	9.02	2.22	2.22	3.76	29,065	18
2018	18.83	0.66	(0.85)	(0.19)	(0.67)	(0.10)	(0.77)	—	17.87	(1.02)	2.17	2.17	3.60	29,932	7
2017	18.28	0.64	0.54	1.18	(0.63)	—	(0.63)	—	18.83	6.64	2.25	2.25	3.51	32,764	18
2016	17.14	0.65	1.04	1.69	(0.55)	—	(0.55)	—	18.28	10.03	2.20	2.20	3.69	29,023	13
2015	17.00	0.71	0.07	0.78	(0.64)	—	(0.64)	—	17.14	4.64	2.69	2.25	4.09	8,408	29

(¹)  Annualized for periods less than one year.

(2)  Based on average shares outstanding during the period.

(3)  Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(4)  Not annualized for periods less than one year.

(5)  The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)  For the six months ended March 31, 2020 (unaudited).

See accompanying Notes to Financial Statements

Financial Highlights
for a share of common stock outstanding throughout the periods indicated (continued)
Destra Granahan Small Cap Advantage Fund
											Ratios to average net assets(1)
Period ending September 30,	Net asset value, beginning of period	Net investment (loss)(2)	Net realized and unrealized (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Redemption fees	Net asset value, end of period	Total return(3),(4)	Gross expenses	Net expenses(5)	Net investment (loss)(5)	Net assets, end of period (in thousands)	Portfolio turnover rate(4)
Class I
2020(6)	$9.25	$(0.06)	$(0.83)	$(0.89)	$—	$—	$—	$—	$8.36	(9.62)%	9.66%	1.50%	(1.19)%	$1,384	75%
2019(7)	10.00	(0.01)	(0.74)	(0.75)	—	—	—	—	9.25	(7.50)	35.78	1.50	(0.95)	1,093	86
Class A
2020(6)	9.26	(0.07)	(0.84)	(0.91)	—	—	—	—	8.35	(9.83)	9.93	1.75	(1.40)	1,563	75
2019(7)	10.00	(0.02)	(0.72)	(0.74)	—	—	—	—	9.26	(7.40)	36.03	1.75	(1.19)	220	86

(1)  Annualized for periods less than one year.

(2)  Based on average shares outstanding during the period.

(3)  Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(4)  Not annualized for periods less than one year.

(5)  The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)  For the six months ended March 31, 2020 (unaudited).

(7)  Commenced operations on August 8, 2019.

See accompanying Notes to Financial Statements

Notes to the Financial Statements
March 31, 2020

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010 as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2020, the Trust consisted of two series of diversified portfolios (collectively, the “Funds” and each individually a “Fund”): Destra Flaherty & Crumrine Preferred and Income Fund (“Preferred and Income Fund”), which commenced operations on April 12, 2011, and Destra Granahan Small Cap Advantage Fund (“Small Cap Advantage Fund”), which commenced operations on August 8, 2019. The Preferred and Income Fund’s investment objective is to seek total return with an emphasis on high current income. The Small Cap Advantage Fund’s investment objective is to seek long-term capital appreciation by investing in securities of issuers with small market capitalization. The Preferred and Income Fund currently offers three classes of shares, Classes A, C, and I. The Small Cap Advantage Fund currently offers two classes of shares, Classes A and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund represents shares of beneficial interest (“Shares”) in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies under U.S. GAAP and follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value (“NAV”), the Funds value these securities at fair value as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”.

Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with FASB ASC Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Funds have the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

Notes to the Financial Statements
March 31, 2020 (continued)

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ valuation policies and procedures are approved by the Board.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Allocation of Income and Expenses

In calculating the NAV per Share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of Shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as management fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(d) Cash and Cash Equivalents

Cash and cash equivalents may consist of demand deposits and highly liquid investments (e.g., U.S. treasury notes) with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Funds deposit cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.

(e) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f) Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders. The Preferred and Income Fund expects to pay monthly distributions and the Small Cap Advantage Fund expects to pay annual distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

(g) Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Notes to the Financial Statements
March 31, 2020 (continued)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Management Agreement

Pursuant to an Investment Management Agreement (the “Agreement”) between each Fund and Destra Capital Advisors LLC, the Fund’s investment adviser (the “Adviser”), subject to the oversight of the Trust’s Board, the Adviser is responsible for managing the investment and reinvestment of the assets of each Fund in accordance with each Fund’s respective investment objectives and policies and limitations and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Adviser receives an annual management fee payable monthly, at an annual rate of 0.75% and 1.10% respectively, of the average daily net assets of the Preferred and Income Fund and Small Cap Advantage Fund.

The Adviser has agreed to cap expenses such that the total annual Fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.50%, 2.25%, and 1.25% of the Preferred and Income Fund’s average daily net assets attributable to Class A shares, Class C shares, and Class I shares, respectively, and 1.75%, and 1.50% of the Small Cap Fund’s average daily net assets attributable to Class A shares and Class I shares, respectively. The arrangement will continue in effect until January 28, 2030, may be terminated or modified prior to that date only with the approval of the Board and will automatically continue in effect for successive twelve-month periods thereafter. Any fee waived and/or expense assumed by the Adviser pursuant to the arrangement is subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if such reimbursement results in the Fund exceeding an expense ratio equal to the Fund’s then-current expense caps or the expense caps that were in place at the time the fee was waived and/or expense assumed by the Adviser.

During the period ended March 31, 2020, expenses totaling $0 and $130,324 were waived and/or reimbursed from the Adviser to the Preferred and Income Fund and Small Cap Advantage Fund, respectively.

The following amounts are subject to recapture by the Adviser by the following dates:

Small Cap Advantage Fund
September 30, 2022	$46,694

Fee Deferral Agreement

On behalf of the Small Cap Advantage Fund, the Adviser has entered into an agreement with the service provider, UMB Fund Services, Inc. (“UMBFS”), to defer certain business line related fees subject to repayment provisions if certain conditions are met (the “Deferral Agreement”). Effective February 1, 2020, through July 31, 2021, UMBFS has agreed to defer certain accounting and administrative fees, transfer agent fees and expenses, and custodian fees (collectively, the “Deferral Fees”) provided the Small Cap Advantage Fund is operating above its current expense limitation. If the Small Cap Advantage Fund operates above the expense limitation prior to July 31, 2021, and the Adviser receives a portion of its management fee, the Adviser will pay to UMB any outstanding Deferral Fees in an amount equal to or greater than 50% of the Adviser’s net management fee. Should the Small Cap Advantage Fund operate below the expense limitation prior to July 31, 2021, the Adviser will: (i) pay to UMBFS any outstanding Deferral Fees in an amount equal to or greater than 50% of the Adviser’s net management fee, and (ii) pay UMBFS any outstanding Deferral Fees prior to retaining any recoupment amount itself per the terms of the Expense Limitation Agreement. The Adviser accepts full financial responsibility for the payment of these Deferral Fees and will repay the remaining unpaid balance amount of by December 31, 2021, should the provisions for repayment outlined above not be met. During the period ended March 31, 2020, the total amount of outstanding Deferral Fees is $18,655. No portion of these Deferral Fees have yet met the conditions for repayment.

Sub-Advisory Agreements

The Preferred and Income Fund has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-adviser. Small Cap Advantage Fund has retained Granahan Investment Management, Inc. (“Granahan”) to serve as its investment sub-adviser.

Notes to the Financial Statements
March 31, 2020 (continued)

The Adviser has agreed to pay from its own assets an annualized sub-advisory fee to Flaherty an amount equal to one half of the net management fees collected by the Adviser, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Preferred and Income Fund.

The Adviser has agreed to pay from its own assets an annualized sub-advisory fee to Granahan an amount equal to one half of the net advisory fees collected by the Adviser, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Small Cap Advantage Fund.

Other Service Providers

UMBFS serves as each Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as each Fund’s Custodian.

4. OFFERING COSTS

The Small Cap Advantage Fund’s total offering costs of $113,224 represent the total amount incurred in connection with the offering and initial registration and is being amortized on a straight-line basis over the first twelve months of the Small Cap Advantage Fund’s operations which began on August 8, 2019, the commencement of operations date. As of March 31, 2020, $40,216 of offering costs remain as an unamortized deferred asset, while $56,612 has been expensed subject to the Small Cap Advantage Fund’s Expense Limitation Agreement (see Note 3).

5. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A Shares and the Preferred and Income Fund’s Class C Shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 1.00% of the average daily net assets of the Funds’ Class A Shares and the Preferred and Income Fund’s C Shares, respectively. Payments are made to Destra Capital Investments LLC, the Funds’ distributor (the “Distributor”), which may make ongoing payments to financial intermediaries based on the value of each Fund’s Shares held by such intermediaries’ customers.

6. FEDERAL INCOME TAX MATTERS

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund does not expect to be subject to U.S. federal excise tax.

At September 30, 2019, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Cost of investments	$242,087,642	$1,350,455
Gross unrealized appreciation	$14,660,745	$38,662
Gross unrealized depreciation	$(1,170,207)	$(98,106)
Net unrealized appreciation (depreciation)	$13,490,538	$(59,444)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share.

The permanent differences are related to prior year conversion true-ups and non-deductible offering costs for the Flaherty & Crumrine Preferred and Income Fund and the Granahan Small Cap Advantage Fund, respectively.

Notes to the Financial Statements
March 31, 2020 (continued)

For the period ended September 30, 2019, permanent differences in book and tax accounting have been reclassified to capital and total distributable earnings as follows:

	Capital	Total Distributable Earnings
Preferred and Income Fund	$(6,980)	$6,980
Small Cap Advantage Fund	$(12,401)	$12,401

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Undistributed ordinary income	$282,532	$11,062
Undistributed long-term capital gains	41,798	—
Tax accumulated earnings	324,330	11,062
Accumulated capital and other losses	—	(777)
Temporary book and tax differences	430,476	—
Unrealized appreciation (depreciation) on investments	13,490,538	(59,444)
Total accumulated earnings (deficit)	$14,245,344	$(49,159)

The tax character of distributions paid during the fiscal years ended September 30, 2019 and 2018 for the Preferred and Income fund were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$10,417,818	$11,246,382
Net long-term capital gains	1,691,470	1,418,978
Total distributions paid	$12,109,288	$12,665,360

There were no distributions paid by the Small Cap Advantage Fund during the period ended September 30, 2019.

At September 30, 2019, the Funds had an accumulated non-expiring capital loss carry forward as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Short-term	$—	$777
Long-term	—	—
Total	$—	$777

To the extent that the Funds may realize future net capital gains, those gains will be offset by any of their unused non-expiring capital loss carry forward. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

7. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2020, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Preferred and Income Fund	$64,468,697	$34,613,136
Small Cap Advantage Fund	4,995,103	2,509,215

Notes to the Financial Statements
March 31, 2020 (continued)

8. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A Shares are subject to an initial sales charge of up to 4.50% on purchases of less than $1,000,000. The Funds’ Shares are purchased at NAV per Share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Funds or their authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of Shares. Redemption requests will be processed at the next NAV per Share calculated after a redemption request is accepted.

A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors as described in the Preferred and Income Fund’s Prospectus.

For the six months ended March 31, 2020, various broker dealers received $180,185 and $53,758 of sales charges from Shares sold of the Preferred and Income Fund and Small Cap Advantage Fund, respectively. Sales charges from Shares sold of the Funds received by affiliates amounted to $20,336 and $6,799 for the Preferred and Income Fund and Small Cap Advantage Fund, respectively.

9. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Funds, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Funds or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Funds.

Recent Market and Economic Developments — Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Credit and Counterparty Risk — Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Financial Services Companies Risk — The Preferred and Income Fund invests in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. These companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; and volatile interest rates.

Interest Rate Risk — If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by a Fund will fall.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Funds invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Funds’ management will underperform the markets, the relevant indices or the securities selected by other Funds with similar investment objectives and investment strategies. This means you may lose money.

Preferred Security Risk — Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Smaller Companies Risk — The Small Cap Advantage Fund will hold securities of small- and/or mid-cap companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies. Smaller capitalization issuers are often not as diversified in their business activities and frequently have fewer product lines, financial resources and management experience than issuers with larger market capitalizations. Additionally, reduced trading volume of securities of smaller issuers may make such securities more difficult to sell than those of larger companies.

Notes to the Financial Statements
March 31, 2020 (continued)

10. TRUSTEES AND OFFICERS

The Destra Fund Complex (consisting of the Funds, the Destra Multi-Alternative Fund, the Destra International & Event-Driven Credit Fund, and the Destra Exchange-Traded Fund Trust, of which there is currently no active series), pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Trust does not pay compensation to Trustees who also serve in an executive officer capacity for the Trust or the Advisers.

The Trust’s Chief Compliance Officer monitors and tests the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. Each Fund pays its portion of these fees on a pro rata basis according to each Fund’s average net assets. Fees paid by the Trust for the six months ended March 31, 2020 are disclosed in the Statement of Operations.

An employee of PINE Advisor Solutions, LLC (“PINE”) serves as the Trust’s Chief Financial Officer. PINE receives an annual base fee for the services provided to the Trust. PINE is reimbursed for certain out-of-pocket expenses by the Trust. Each Fund pays its portion of these fees on a pro rata basis according to each Fund’s average net assets. Service fees paid by the Trust for the six months ended March 31, 2020 are disclosed in the Statement of Operations.

12. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements were available for issuance and determined that there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

Additional Information
March 31, 2020 (unaudited)

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Funds or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the period ended September 30, 2019, the Preferred and Income Fund and Small Cap Advantage Fund had 66.68% and 0%, respectively, of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the period ended September 30, 2019, the Preferred and Income Fund and Small Cap Advantage Fund had 100% and 0%, respectively, of dividends paid from net investment income designated as qualified dividend income.

Proxy Voting — Policies and procedures that the Funds use to determine how to vote proxies as well as information regarding how the Funds voted proxies for portfolio securities is available without charge and upon request by calling 844-9DESTRA (933-7872) or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or its successor Form N-PORT). The Funds’ Form N-Q (or its successor Form N-PORT) is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Approval of Investment Management and Sub-Advisory Agreements
March 31, 2020 (unaudited)

During the quarterly meeting of the Board held on November 13, 2019 by a unanimous vote, the Board, including all of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the investment advisory agreement between the Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”) and the Investment Adviser (the “Investment Management Agreement”) and the investment sub-advisory agreement among the Fund, the Investment Adviser and the Sub-Adviser (the “Sub-Advisory Agreement,” and together with the Investment Management Agreement, the “Advisory Agreements”).

In advance of the November 13, 2019 meeting, the Independent Trustees requested and received materials from the Investment Adviser and Sub-Adviser to assist them in considering the approval of the Advisory Agreements.

Also in advance of the November 13, 2019 meeting, the Independent Trustees received a memorandum from independent counsel to the Independent Trustees discussing the fiduciary duties of the Board in connection with their consideration of the Advisory Agreements.

The Independent Trustees reviewed the following factors. The Board neither considered any single factor as controlling in determining whether or not to approve the Advisory Agreements nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by Destra and Flaherty to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Destra and Flaherty including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of Destra and Flaherty who provide the investment advisory and/or administrative services to the Fund. The Board determined that each of Destra’s and Flaherty’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account both Destra’s and Flaherty’s respective compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory. The Board considered the investment experience of Destra and Flaherty. The Board reviewed performance of the Fund over several relevant periods as well as compared against its benchmark and peer group. The Board reviewed the report of an independent third-party provider of market data, noting that the Fund performed in the 50th percentile or better of its peer group for each of the 1-, 3-and 5-year periods presented. The Board further discussed the Fund’s performance and concluded that the performance of the Fund over the time periods reviewed was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS

The Board reviewed the advisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, data for the Fund’s benchmark and peer group, as reflected in the independent third-party market report. The Board concluded that the advisory fees paid by the Fund to the Adviser and the sub-advisory fees paid by the Adviser to Flaherty were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management under the Advisory Agreements. The Board determined that, based on the Fund’s current assets and projections for future growth in such assets, Destra and Flaherty have an appropriate framework in place with respect to economies of scale.

PROFITABILITY OF INVESTMENT ADVISER AND AFFILIATES

The Board discussed the information related to Destra’s and Flaherty’s realized and projected profitability from their management of the Fund during certain periods of time. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board evaluated estimated profitability against profit margins that have been found by courts to be reasonable under applicable securities laws. The Board determined that the profitability of Destra and Flaherty was appropriate.

Approval of Investment Management and Sub-Advisory Agreements
March 31, 2020 (unaudited) (continued)

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also considered other benefits potentially received by Destra and Flaherty from their management of the Fund, including, without limitation, reputational benefits and, the ability to market their advisory services for similar products in the future. The Board noted that Destra and Flaherty did not have affiliations with the Fund’s transfer agent, administrator, or custodian, but the Board noted that Destra and the Fund’s distributor are affiliated and Destra may derive a benefit from the distributor’s relationship with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Preferred and Income Fund and its shareholders to approve the Advisory Agreements for an additional one-year term.

Trust Information

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert A. Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Chicago, IL
Jeffrey S. Murphy
Nicholas Dalmaso*	Derek Mullins	Sub-Advisers
	Chief Financial Officer	Flaherty & Crumrine Inc.
	and Treasurer	Pasadena, CA
	Jane Hong Shissler	Granahan Investment Management Inc.
	Chief Compliance Officer	Waltham, MA
and Secretary
Distributor
* “Interested Person” of the Trust, as defined in the Investment Company Act of 1940, as amended.		Destra Capital Investments LLC Chicago, IL
Custodian
UMB Bank, N.A.
Kansas City, MO
Administrator, Accounting Agent, and Transfer Agent
UMB Fund Services, Inc.
Milwaukee, WI
Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your Shares of the Trust?

• If your Shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Funds or of any securities mentioned in this report.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Destra Investment Trust

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/2/2020

By (Signature and Title)		/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	6/2/2020